Subsequent Events (Details) - USD ($)		6 Months Ended	7 Months Ended
	Jul. 01, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 24, 2020
Subsequent Event [Line Items]
Price per unit (in Dollars per share)			$ 0.20	$ 0.20
Proceeds from issuance of private placement			$ 8,900,000
Equity interest receive			$ 3,790,000,000
Private Placement [Member]
Subsequent Event [Line Items]
Price per unit (in Dollars per share)		$ 1.50
Sale of stock		5,933,334
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock business combination redemeed,shares	19,864,030
Price per unit (in Dollars per share)	$ 10.00
Sale of stock consideration received on transaction	$ 198,600,000
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Sale of stock	42,560,000
Proceeds from issuance of private placement	$ 425,600,000